Income tax expense and other taxes - Disclosure of Detailed Information Of Effect Of Deferred Tax On Each Component of The Other Comprehensive Income Account (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Reserves related to actuarial gains and losses	$ (818)	$ 441	$ (39)
Income tax recorded directly in other comprehensive income	$ (818)	$ 441	$ (39)